UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Annual Report

July 31, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2018

Eaton Vance

Hexavest Equity Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Hexavest Global Equity Fund	4
Hexavest International Equity Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Report of Independent Registered Public Accounting Firm	42

Federal Tax Information	43

Board of Trustees’ Contract Approval	44

Management and Organization	48

Important Notices	51

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Management’s Discussion of Fund Performance1

Economic and Market Conditions

While 2017 was an exceptional year, with very low volatility and no correction to speak of, 2018 has so far been a call back to reality.

After a rally that pushed world stocks to unprecedented levels — January 2018 was the 15th consecutive month of positive returns for global equities — markets encountered significant volatility in February and March 2018. During that time, stock prices slipped but had regained most of the losses by period end.

U.S. stocks moved sharply higher in the 12-month period ended July 31, 2018 thanks to above-trend U.S. economic data, U.S. tax cuts, and stronger-than-expected corporate earnings. Resilient macroeconomic data generally supported the global non-U.S. equity markets, but at a lower level than in the U.S. European companies did not experience the same boost from U.S. tax cuts and politics weighed on relative performance.

Fears of a global trade war following the U.S. decision to impose tariffs on steel and aluminum imports in March 2018 spelled the end of calm markets. Volatility persisted through much of the remaining period as geopolitical headlines raised uncertainty. The trade dispute between the U.S. and China escalated and boiled over to affect many Asian and emerging markets. European equities were also affected, but at a lesser level due to an easing of trade tensions in July 2018.

From a sector perspective, investors decidedly embraced a pro-cyclical stance, with the information technology sector the clear investor favorite. In this momentum-driven market, defensive sectors lagged.

Major global and non-U.S. equity indexes lagged the U.S. in the 12-month period. The MSCI World Index,2 a proxy for global equities, advanced 11.88% for the period. The MSCI EAFE Index of developed-market international equities returned 6.40%, while the MSCI Emerging Markets Index gained 4.36%. In the U.S., the blue-chip Dow Jones Industrial Average rose 18.75%, while the broader U.S. equity market, as represented by the S&P 500 Index, soared 16.24%.

Fund Performance — Eaton Vance Hexavest Global Equity Fund

For the 12-month period ended July 31, 2018, Eaton Vance Hexavest Global Equity Fund (the Fund) had a total return of 5.16% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI World Index (the Index), which returned 11.88% for the same period. The Fund underperformed the Index largely due to the defensive positioning maintained by management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets, and the sentiment of investors. In management’s view, high stock valuations and investors’ high exposure to risky assets caused financial market excesses. Management believed that during the period, the economy faced headwinds, policies were driven by populism and some leading economic indicators had pulled back.

As a result of management’s analysis of regions, countries, sectors, industries, currencies and stocks, the Fund adopted a cautious posture that contributed to its underperformance for the 12-month period. The defensive sector allocation of the Fund was the most significant negative contributor.

The Fund’s high cash position also detracted from relative performance versus the Index.

The Fund’s overweight positions in the telecommunications services and utilities sectors were detractors from relative Fund performance versus the Index, as these defensive sectors lagged in the 12-month period. The underweight in the information technology sector, the best performing sector, also constrained Fund results. On an individual stock basis, the Fund’s lack of exposure to the online commerce giant Amazon. com, Inc., detracted from Fund returns relative to the Index, while the Fund’s lack of exposure to the social media leader Facebook, Inc. contributed positively.

The Fund’s allocation to currencies and to the Asia-Pacific region aided Fund performance versus the Index in the 12-month period. The positions taken on the British pound and the U.S. dollar made the largest contribution to relative Fund performance versus the Index. The underweight in the Australian dollar and the Canadian dollar also boosted Fund returns versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Management’s Discussion of Fund Performance — continued

Fund Performance — Eaton Vance Hexavest International Equity Fund

For the 12-month period ended July 31, 2018, Eaton Vance Hexavest International Equity Fund (the Fund) had a total return of 0.46% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI EAFE Index (the Index), which returned 6.40% for the same period. The Fund underperformed the Index largely due to the defensive positioning maintained by management.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets and the sentiment of investors. In management’s view, high stock valuations and investors’ high exposure to risky assets caused financial market excesses. Management believed that during the period, the economy faced headwinds, policies were driven by populism and some leading economic indicators had pulled back.

As a result of management’s analysis of regions, countries, sectors, industries, currencies and stocks, the Fund adopted a cautious posture that contributed to its underperformance for the 12-month period. The defensive sector allocation of the Fund was the most significant negative contributor. The Fund’s high cash position and individual stock selection also detracted from relative performance versus the Index.

The Fund’s overweight position in the telecommunications services sector was the biggest detractor from relative Fund performance versus the Index, as that sector lagged all other sectors in the 12-month period. The stocks selected in the gold industry and in the consumer discretionary sector also constrained Fund results, as did the positions in the utilities and financial sectors. At the same time, the underweight position in the more growth-oriented information technology sector was a drag on relative Fund results versus the Index in the 12-month period.

On the positive side, allocations among currencies, regions and countries boosted the Fund’s relative performance versus the Index in the period. An overweight position in the British pound and an underweight position in the Australian dollar contributed to relative Fund results versus the Index. The positions taken in Italy and in the United Kingdom also boosted Fund performance versus the Index. In addition, the Fund’s tactical positioning in the U.S. dollar aided relative Fund performance versus the Index in the 12-month period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Performance2,3

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, Etienne Durocher-Dumais, CFA, and Kevin LeBlanc, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	5.16%	7.43%	8.84%
Class A with 5.75% Maximum Sales Charge	—	—	–0.91	6.16	7.76
Class C at NAV	12/01/2016	08/29/2012	4.39	7.17	8.62
Class C with 1% Maximum Sales Charge	—	—	3.40	7.17	8.62
Class I at NAV	08/29/2012	08/29/2012	5.40	7.69	9.11
MSCI World Index	—	—	11.88%	9.48%	11.30%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.40%	2.15%	1.15%
Net			1.15	1.90	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/29/2012	$16,318	N.A.
Class I	$250,000	08/29/2012	$419,040	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Fund Profile

Equity Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Verizon Communications, Inc.	2.0%

Apple, Inc.	1.8

Pfizer, Inc.	1.7

Johnson & Johnson	1.7

AT&T, Inc.	1.5

Cisco Systems, Inc.	1.4

Microsoft Corp.	1.3

Sumitomo Mitsui Financial Group, Inc.	1.1

CA, Inc.	1.1

Nestle SA	1.0

Total	14.6%

Geographic Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Performance2,3

Portfolio Managers Vital Proulx, CFA, Vincent Delisle, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, Marc Christopher Lavoie, CFA, and Etienne Durocher-Dumais, CFA each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	0.46%	3.70%	5.38%
Class A with 5.75% Maximum Sales Charge	—	—	–5.33	2.47	4.34
Class I at NAV	08/29/2012	08/29/2012	0.60	3.96	5.65
MSCI EAFE Index	—	—	6.40%	5.86%	8.18%

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.30%	3.04%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$346,121	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Fund Profile

Equity Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)5

Nestle SA	2.3%

Roche Holding AG PC	2.2

Total SA	1.9

BP PLC	1.9

Novartis AG	1.8

Royal Dutch Shell PLC, Class A	1.8

Sumitomo Mitsui Financial Group, Inc.	1.7

Sanofi	1.7

HSBC Holdings PLC	1.6

Randgold Resources, Ltd.	1.5

Total	18.4%

Geographic Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/18. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

The Funds are managed by a team of portfolio managers from Hexavest Inc. Effective July 2, 2018, members of the Eaton Vance Hexavest Global Equity Fund team are Vital Proulx, Vincent Delisle, Jean-François Bérubé, Jean-Pierre Couture, Christian Crête, Marc Christopher Lavoie, Etienne Durocher-Dumais and Kevin LeBlanc. Effective July 2, 2018, members of the Eaton Vance Hexavest International Equity Fund team are Vital Proulx, Vincent Delisle, Jean-François Bérubé, Jean-Pierre Couture, Christian Crête, Marc Christopher Lavoie and Etienne Durocher-Dumais.

8

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 – July 31, 2018).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$969.80	$5.62	**	1.15%
Class C	$1,000.00	$965.90	$9.26	**	1.90%
Class I	$1,000.00	$970.60	$4.40	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.76	**	1.15%
Class C	$1,000.00	$1,015.40	$9.49	**	1.90%
Class I	$1,000.00	$1,020.30	$4.51	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018. Expenses do not include acquired fund fees and expenses of unaffiliated funds.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

9

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (2/1/18)	Ending Account Value (7/31/18)	Expenses Paid During Period* (2/1/18 – 7/31/18)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$945.30	$5.50	**	1.14%
Class I	$1,000.00	$945.60	$4.29	**	0.89%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.71	**	1.14%
Class I	$1,000.00	$1,020.40	$4.46	**	0.89%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2018. Expenses do not include acquired fund fees and expenses of unaffiliated funds.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

10

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments

Common Stocks — 91.8%
Security	Shares	Value

Australia — 2.9%
AGL Energy, Ltd.	3,797	$62,132
Amcor, Ltd.	6,460	72,317
Australia and New Zealand Banking Group, Ltd.	4,952	107,655
BHP Billiton, Ltd.	4,730	123,531
Brambles, Ltd.	6,895	50,639
Caltex Australia, Ltd.	4,869	117,790
Coca-Cola Amatil, Ltd.	13,773	98,106
Commonwealth Bank of Australia	4,586	255,380
National Australia Bank, Ltd.	9,758	205,457
Newcrest Mining, Ltd.	32,680	525,007
Oil Search, Ltd.	23,047	153,741
Rio Tinto, Ltd.	1,596	96,458
Santos, Ltd.(1)	16,450	77,920
Telstra Corp., Ltd.	66,932	141,136
TPG Telecom, Ltd.	13,269	56,898
Westpac Banking Corp.	8,145	178,314
Woodside Petroleum, Ltd.	7,784	208,638
		$2,531,119

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	3,375	$343,454
Colruyt SA	2,726	162,963
KBC Group NV	753	57,807
Proximus SA	13,623	333,887
UCB SA	1,769	152,089
		$1,050,200

Canada — 4.0%
Alamos Gold, Inc., Class A	27,120	$147,262
B2Gold Corp.(1)	126,443	313,579
Barrick Gold Corp.	51,916	580,940
Canadian Natural Resources, Ltd.	12,311	452,370
Cenovus Energy, Inc.	29,163	292,560
Goldcorp, Inc.	15,585	194,812
MEG Energy Corp.(1)	15,477	100,892
Osisko Gold Royalties, Ltd.	14,037	133,264
Pan American Silver Corp.	9,937	163,662
SSR Mining, Inc.(1)	23,704	246,759
Wheaton Precious Metals Corp.	1,185	24,832
Yamana Gold, Inc.	254,498	811,849
		$3,462,781

Security	Shares	Value

Denmark — 0.4%
Coloplast A/S, Class B	3,441	$375,308
		$375,308

France — 4.2%
AXA SA	16,632	$419,079
BNP Paribas SA	9,825	637,346
Carrefour SA	8,240	147,733
Casino Guichard-Perrachon SA	1,116	45,312
Credit Agricole SA	8,865	124,555
Engie SA	16,265	262,656
Klepierre SA	529	19,923
Orange SA	16,465	280,592
Renault SA	756	66,437
Sanofi	5,608	487,875
Total SA	11,732	765,223
Unibail-Rodamco-Westfield	319	70,818
Valeo SA	2,380	116,623
Veolia Environnement SA	8,050	183,691
		$3,627,863

Germany — 3.3%
adidas AG	380	$84,015
Allianz SE	1,062	234,972
Bayerische Motoren Werke AG	2,440	235,900
Daimler AG	4,130	285,854
Deutsche Boerse AG	469	61,808
Deutsche Post AG	2,828	99,901
Deutsche Telekom AG	35,372	584,878
Deutsche Wohnen SE	1,676	81,597
Hannover Rueck SE	2,309	307,985
MAN SE	1,114	125,057
Merck KGaA	2,663	273,746
Metro Ag	6,710	82,864
Muenchener Rueckversicherungs-Gesellschaft AG	485	107,474
ProSiebenSat.1 Media SE	2,543	68,635
SAP SE	472	54,934
Volkswagen AG, PFC Shares	603	107,432
Vonovia SE	1,670	80,823
		$2,877,875

Hong Kong — 0.7%
AIA Group, Ltd.	19,302	$168,961
CK Hutchison Holdings, Ltd.	5,000	54,424
CK Infrastructure Holdings, Ltd.	8,000	59,386
CLP Holdings, Ltd.	8,500	97,163

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments, Ltd.(2)	66,928	$68,307
Hong Kong & China Gas Co., Ltd.	34,100	69,631
Power Assets Holdings, Ltd.	7,000	49,523
		$567,395

Italy — 0.5%
Enel SpA	38,968	$217,088
UniCredit SpA	10,378	183,246
		$400,334

Japan — 9.0%
ABC-Mart, Inc.	700	$37,931
Amada Holdings Co., Ltd.	3,600	36,198
Asahi Kasei Corp.	2,800	37,427
Chiba Bank, Ltd. (The)	19,600	139,914
Chubu Electric Power Co., Inc.	1,500	23,151
Concordia Financial Group, Ltd.	28,000	150,546
COSMOS Pharmaceutical Corp.	200	44,092
Dai-ichi Life Holdings, Inc.	34,860	658,208
Daiwa House REIT Investment Corp.	25	61,844
Electric Power Development Co., Ltd.	1,400	38,024
FANUC Corp.	200	40,328
Fujitsu, Ltd.	15,000	102,231
Fukuoka Financial Group, Inc.	28,000	153,249
H2O Retailing Corp.	1,800	28,822
Hitachi Construction Machinery Co., Ltd.	1,100	35,378
Hokuriku Electric Power Co.(1)	2,100	22,044
Honda Motor Co., Ltd.	900	27,478
INPEX Corp.	5,900	64,775
Isetan Mitsukoshi Holdings, Ltd.	2,900	35,046
ITOCHU Corp.	1,200	21,308
Itochu Techno-Solutions Corp.	3,700	70,496
J. Front Retailing Co., Ltd.	4,700	68,898
Japan Prime Realty Investment Corp.	12	43,234
Japan Real Estate Investment Corp.	10	52,379
Japan Retail Fund Investment Corp.	36	65,774
Japan Tobacco, Inc.	1,700	48,382
Kajima Corp.	10,000	78,023
Kansai Electric Power Co., Inc. (The)	5,500	78,295
KDDI Corp.	2,300	64,025
Kirin Holdings Co., Ltd.	1,500	38,402
Komatsu, Ltd.	1,300	38,413
MEIJI Holdings Co., Ltd.	600	47,182
Mitsubishi Chemical Holdings Corp.	4,100	35,914
Mitsubishi Corp.	400	11,181

Security	Shares	Value

Japan (continued)
Mitsubishi Motors Corp.	8,700	$66,511
Mitsubishi UFJ Financial Group, Inc.	132,800	814,976
Mitsui Chemicals, Inc.	800	21,546
Mizuho Financial Group, Inc.	363,600	632,042
Nippon Telegraph & Telephone Corp.	600	27,752
Nissan Motor Co., Ltd.	9,700	91,753
Nomura Real Estate Master Fund, Inc.	54	76,516
NTT Data Corp.	7,200	82,013
NTT DoCoMo, Inc.	3,100	79,809
Obayashi Corp.	11,000	114,842
Ono Pharmaceutical Co., Ltd.	2,000	47,259
Rakuten, Inc.	6,000	42,297
Resona Holdings, Inc.	128,742	732,249
Ryohin Keikaku Co., Ltd.	200	64,193
Sawai Pharmaceutical Co., Ltd.	1,500	70,913
Seibu Holdings, Inc.	2,100	35,438
Seven & i Holdings Co., Ltd.	1,200	49,008
Shikoku Electric Power Co., Inc.	5,600	74,848
Shimizu Corp.	8,100	84,778
Shizuoka Bank, Ltd. (The)	14,900	137,713
Sony Corp.	500	26,873
Sumitomo Chemical Co., Ltd.	9,000	51,829
Sumitomo Mitsui Financial Group, Inc.	24,200	960,443
Sumitomo Mitsui Trust Holdings, Inc.	500	19,861
Sundrug Co., Ltd.	900	36,048
Suzuki Motor Corp.	1,200	70,582
T&D Holdings, Inc.	18,500	276,428
Taisei Corp.	1,100	61,176
Takeda Pharmaceutical Co., Ltd.	2,400	101,335
Toho Gas Co., Ltd.	600	20,498
Tokyo Electric Power Co. Holdings, Inc.(1)	14,400	69,002
Toray Industries, Inc.	4,200	32,549
Tosoh Corp.	2,300	37,566
Toyota Motor Corp.	500	32,866
Ube Industries, Ltd.	1,000	26,918
United Urban Investment Corp.	38	59,087
Yamada Denki Co., Ltd.	6,900	34,225
		$7,762,334

Netherlands — 2.0%
Coca-Cola European Partners PLC	2,703	$111,472
ING Groep NV	25,847	395,117
Koninklijke Ahold Delhaize NV	5,436	138,241
Koninklijke Vopak NV	1,094	51,458
Mylan NV(1)	7,562	282,138
NXP Semiconductors NV(1)	674	64,259

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Netherlands (continued)
Unilever NV	6,302	$363,568
Wolters Kluwer NV	5,474	329,638
		$1,735,891

New Zealand — 0.1%
Fletcher Building, Ltd.	12,528	$60,036
		$60,036

Norway — 0.6%
DNB ASA	3,648	$73,459
Equinor ASA	11,286	299,442
Orkla ASA	4,488	37,977
Telenor ASA	5,832	114,086
		$524,964

Singapore — 0.6%
Ascendas Real Estate Investment Trust	31,000	$62,734
CapitaLand Mall Trust	41,000	65,172
CapitaLand, Ltd.	20,000	47,511
City Developments, Ltd.	7,000	51,596
Jardine Cycle & Carriage, Ltd.	1,000	24,758
Singapore Telecommunications, Ltd.	56,000	131,704
StarHub, Ltd.	34,953	44,221
Suntec Real Estate Investment Trust	42,000	56,900
UOL Group, Ltd.	12,000	63,361
		$547,957

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	73,224	$536,414
CaixaBank SA	39,031	179,577
Iberdrola SA	31,758	246,915
Industria de Diseno Textil SA	4,641	152,088
Red Electrica Corp. SA	862	18,270
Repsol SA	15,910	315,574
Telefonica SA	44,133	396,558
		$1,845,396

Sweden — 0.2%
Essity Aktiebolag, Class B	1,628	$40,723
Telia Co. AB	24,666	118,648
		$159,371

Security	Shares	Value

Switzerland — 4.4%
Adecco Group AG	1,848	$113,610
Barry Callebaut AG	66	112,442
Geberit AG	425	189,242
Kuehne & Nagel International AG	340	54,264
Nestle SA	10,512	856,658
Novartis AG	8,433	707,712
Roche Holding AG PC	3,064	752,660
Swiss Prime Site AG(1)	2,094	191,899
Swiss Re AG	3,059	280,459
Swisscom AG	840	394,376
Zurich Insurance Group AG	424	130,020
		$3,783,342

United Kingdom — 9.2%
Antofagasta PLC	4,146	$54,450
AstraZeneca PLC	5,675	436,840
Aviva PLC	25,409	166,523
BP PLC	88,553	665,515
British American Tobacco PLC	10,338	568,303
BT Group PLC	76,154	232,961
Centamin PLC	58,850	91,748
GlaxoSmithKline PLC	19,847	412,227
HSBC Holdings PLC	57,837	553,864
Imperial Brands PLC	11,451	438,547
J Sainsbury PLC	95,849	411,026
Kingfisher PLC	14,714	57,205
Legal & General Group PLC	35,206	121,155
Lloyds Banking Group PLC	390,698	320,246
National Grid PLC	12,233	130,685
Randgold Resources, Ltd.	9,463	700,655
Reckitt Benckiser Group PLC	1,001	89,240
Rio Tinto PLC	3,898	214,003
Royal Dutch Shell PLC, Class A	15,835	542,616
Royal Dutch Shell PLC, Class B	14,656	513,359
Royal Mail PLC	15,940	98,072
Shire PLC	3,568	203,212
Smith & Nephew PLC	9,345	161,800
Tesco PLC	44,414	151,674
Unilever PLC	2,368	135,272
Vodafone Group PLC	186,723	456,157
		$7,927,355

United States — 46.3%
AES Corp. (The)	19,270	$257,447
Aflac, Inc.	7,550	351,377
Akamai Technologies, Inc.(1)	4,563	343,411

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Allstate Corp. (The)	5,089	$484,066
Altria Group, Inc.	8,981	527,005
Ameren Corp.	4,712	292,427
American Electric Power Co., Inc.	572	40,692
American Express Co.	4,303	428,235
Anadarko Petroleum Corp.	6,551	479,206
Apartment Investment & Management Co., Class A	9,194	392,124
Apple, Inc.	8,015	1,525,174
AT&T, Inc.	40,064	1,280,846
Bank of America Corp.	25,624	791,269
BB&T Corp.	2,389	121,385
Bristol-Myers Squibb Co.	6,550	384,812
CA, Inc.	21,609	955,334
Cardinal Health, Inc.	6,001	299,750
Carnival Corp.	7,016	415,628
Chevron Corp.	2,878	363,405
Cisco Systems, Inc.	29,149	1,232,711
Citigroup, Inc.	7,813	561,677
Citrix Systems, Inc.(1)	2,820	310,115
Cognizant Technology Solutions Corp., Class A	4,486	365,609
Comcast Corp., Class A	11,317	404,922
ConocoPhillips	7,754	559,606
Consolidated Edison, Inc.	3,191	251,866
CVS Health Corp.	7,368	477,888
Dave & Buster’s Entertainment, Inc.(1)	4,938	242,703
Dollar General Corp.	4,613	452,766
DTE Energy Co.	815	88,460
Duke Energy Corp.	3,270	266,897
Edison International	5,548	369,663
Eli Lilly & Co.	7,009	692,559
Entergy Corp.	4,825	392,176
Everest Re Group, Ltd.	675	147,386
Exelon Corp.	10,334	439,195
Express Scripts Holding Co.(1)	3,114	247,438
Exxon Mobil Corp.	9,517	775,731
Federal Realty Investment Trust	1,594	200,047
Ford Motor Co.	25,175	252,757
GGP, Inc.	17,975	383,227
Gilead Sciences, Inc.	3,092	240,650
HCP, Inc.	8,266	214,089
Hess Corp.	2,060	135,198
HP, Inc.	15,173	350,193
Huntington Ingalls Industries, Inc.	1,044	243,304
Intel Corp.	11,660	560,846
Iron Mountain, Inc.	8,045	282,460
Johnson & Johnson	10,826	1,434,662

Security	Shares	Value

United States (continued)
JPMorgan Chase & Co.	4,706	$540,955
Kellogg Co.	5,109	362,892
Kroger Co. (The)	7,466	216,514
Lincoln National Corp.	4,415	300,661
Loews Corp.	1,535	77,947
Marathon Oil Corp.	21,048	444,534
Mastercard, Inc., Class A	1,806	357,588
McKesson Corp.	2,799	351,554
Medtronic PLC	6,377	575,397
Merck & Co., Inc.	7,611	501,337
Microsoft Corp.	10,466	1,110,233
Mondelez International, Inc., Class A	8,157	353,851
Nasdaq, Inc.	1,839	168,085
NextEra Energy, Inc.	763	127,833
Noble Energy, Inc.	8,051	290,561
Pfizer, Inc.	37,043	1,479,127
PG&E Corp.	8,062	347,311
Philip Morris International, Inc.	4,316	372,471
Pinnacle West Capital Corp.	936	75,282
Procter & Gamble Co. (The)	4,602	372,210
Prudential Financial, Inc.	3,047	307,473
Public Service Enterprise Group, Inc.	5,055	260,636
QUALCOMM, Inc.	9,564	612,957
Quanta Services, Inc.(1)	12,824	436,914
Realty Income Corp.	5,390	300,600
Royal Caribbean Cruises, Ltd.	3,856	434,803
Southern Co. (The)	6,043	293,690
Sysco Corp.	4,985	335,042
Target Corp.	5,116	412,759
TJX Cos., Inc. (The)	4,753	462,277
Travelers Cos., Inc. (The)	3,560	463,298
United Rentals, Inc.(1)	2,672	397,594
Universal Health Services, Inc., Class B	3,482	425,152
Unum Group	6,290	249,902
Ventas, Inc.	5,313	299,547
Verizon Communications, Inc.	33,413	1,725,447
Visa, Inc., Class A	2,552	348,960
Walgreens Boots Alliance, Inc.	7,692	520,133
Walmart, Inc.	4,649	414,830
Welltower, Inc.	4,588	287,209
Whirlpool Corp.	1,657	217,233
		$39,943,193

Total Common Stocks (identified cost $72,727,436)		$79,182,714

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments — continued

Short-Term Investments — 4.8%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(3)	4,094,934	$4,094,934

Total Short-Term Investments (identified cost $4,094,934)		$4,094,934

Total Investments — 96.6% (identified cost $76,822,370)		$83,277,648

Other Assets, Less Liabilities — 3.4%		$2,975,040

Net Assets — 100.0%		$86,252,688

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $68,307 or 0.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	17.9%	$15,476,218
Health Care	13.4	11,575,440
Information Technology	9.8	8,447,064
Consumer Staples	9.4	8,073,637
Energy	8.9	7,670,114
Telecommunication Services	7.5	6,463,981
Utilities	6.1	5,294,884
Consumer Discretionary	5.9	5,122,270
Materials	5.6	4,798,913
Real Estate	4.1	3,510,471
Industrials	3.2	2,749,722
Total Common Stocks	91.8%	$79,182,714
Short-Term Investments	4.8	4,094,934
Total Investments	96.6%	$83,277,648

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	462,091	USD	342,271	State Street Bank and Trust Company	9/19/18	$1,107	$—
CAD	1,069,095	USD	815,291	State Street Bank and Trust Company	9/19/18	7,224	—
CAD	234,962	USD	176,797	State Street Bank and Trust Company	9/19/18	3,972	—
GBP	120,443	USD	158,446	State Street Bank and Trust Company	9/19/18	—	(44)
GBP	238,179	USD	313,649	State Street Bank and Trust Company	9/19/18	—	(405)
GBP	173,162	USD	229,778	State Street Bank and Trust Company	9/19/18	—	(2,041)
GBP	279,060	USD	369,751	State Street Bank and Trust Company	9/19/18	—	(2,742)
HKD	5,720,428	USD	730,033	State Street Bank and Trust Company	9/19/18	—	(438)
JPY	32,587,130	USD	297,818	State Street Bank and Trust Company	9/19/18	—	(5,447)
JPY	44,018,999	USD	402,111	State Street Bank and Trust Company	9/19/18	—	(7,172)
JPY	119,565,105	USD	1,092,493	State Street Bank and Trust Company	9/19/18	—	(19,755)
JPY	310,246,916	USD	2,837,161	State Street Bank and Trust Company	9/19/18	—	(53,625)
SEK	7,187,067	USD	841,281	State Street Bank and Trust Company	9/19/18	—	(20,964)
USD	2,430,815	AUD	3,193,251	State Street Bank and Trust Company	9/19/18	57,923	—
USD	183,975	AUD	248,256	State Street Bank and Trust Company	9/19/18	—	(503)
USD	3,831,798	CAD	4,974,632	State Street Bank and Trust Company	9/19/18	4,533	—
USD	297,946	CAD	389,889	State Street Bank and Trust Company	9/19/18	—	(2,017)
USD	1,903,232	CHF	1,859,496	State Street Bank and Trust Company	9/19/18	17,816	—
USD	2,152,226	EUR	1,813,149	State Street Bank and Trust Company	9/19/18	24,544	—
USD	640,471	EUR	546,130	State Street Bank and Trust Company	9/19/18	—	(398)

15	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,721,234	GBP	2,773,480	State Street Bank and Trust Company	9/19/18	$73,659	$—
USD	1,994,084	JPY	218,462,892	State Street Bank and Trust Company	9/19/18	34,035	—
USD	223,436	JPY	24,575,321	State Street Bank and Trust Company	9/19/18	2,946	—
USD	336,335	JPY	37,227,892	State Street Bank and Trust Company	9/19/18	2,326	—
USD	384,546	JPY	42,807,904	State Street Bank and Trust Company	9/19/18	473	—
USD	526,899	NOK	4,211,928	State Street Bank and Trust Company	9/19/18	9,541	—
USD	395,495	SGD	526,859	State Street Bank and Trust Company	9/19/18	8,150	—

						$248,249	$(115,551)

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen
NOK	–	Norwegian Krone
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Portfolio of Investments

Common Stocks — 93.1%
Security	Shares	Value

Australia — 7.0%
AGL Energy, Ltd.	631	$10,325
Amcor, Ltd.	1,442	16,143
Australia and New Zealand Banking Group, Ltd.	1,265	27,501
BHP Billiton, Ltd.	726	18,961
Brambles, Ltd.	2,015	14,799
Caltex Australia, Ltd.	1,062	25,692
Coca-Cola Amatil, Ltd.	2,949	21,006
Commonwealth Bank of Australia	1,013	56,411
National Australia Bank, Ltd.	2,255	47,479
Newcrest Mining, Ltd.	6,053	97,242
Oil Search, Ltd.	3,666	24,455
Rio Tinto, Ltd.	546	32,999
Santos, Ltd.(1)	2,617	12,396
Telstra Corp., Ltd.	12,016	25,337
TPG Telecom, Ltd.	3,779	16,204
Westpac Banking Corp.	2,172	47,550
Woodside Petroleum, Ltd.	1,406	37,686
		$532,186

Belgium — 3.2%
Anheuser-Busch InBev SA/NV	803	$81,717
Colruyt SA	573	34,254
KBC Group NV	127	9,750
Proximus SA	2,617	64,140
UCB SA	599	51,499
		$241,360

Canada — 2.0%
Alamos Gold, Inc., Class A	2,425	$13,168
B2Gold Corp.(1)	9,089	22,540
Barrick Gold Corp.	754	8,437
New Gold, Inc.(1)	23,839	29,799
Osisko Gold Royalties, Ltd.	1,310	12,437
Pan American Silver Corp.	911	15,004
SSR Mining, Inc.(1)	1,880	19,571
Wheaton Precious Metals Corp.	205	4,296
Yamana Gold, Inc.	9,264	29,552
		$154,804

Denmark — 0.8%
Coloplast A/S, Class B	528	$57,589
Novo Nordisk A/S, Class B	23	1,144
		$58,733

Security	Shares	Value

France — 8.9%
AXA SA	3,324	$83,755
BNP Paribas SA	1,387	89,974
Carrefour SA	1,500	26,893
Casino Guichard-Perrachon SA	203	8,242
Credit Agricole SA	1,583	22,241
Engie SA	2,372	38,304
Klepierre SA	170	6,402
Orange SA	2,799	47,700
Renault SA	160	14,061
Sanofi	1,505	130,930
Total SA	2,220	144,800
Unibail-Rodamco-Westfield	34	7,548
Valeo SA	487	23,864
Veolia Environnement SA	1,548	35,324
		$680,038

Germany — 7.9%
adidas AG	133	$29,405
Allianz SE	147	32,524
Bayerische Motoren Werke AG	500	48,340
Daimler AG	838	58,001
Deutsche Boerse AG	87	11,465
Deutsche Post AG	1,617	57,122
Deutsche Telekom AG	6,329	104,650
Deutsche Wohnen SE	445	21,665
Hannover Rueck SE	335	44,684
MAN SE	211	23,687
Merck KGaA	599	61,575
Metro Ag	1,214	14,992
Muenchener Rueckversicherungs-Gesellschaft AG	114	25,262
ProSiebenSat.1 Media SE	552	14,898
SAP SE	87	10,126
Volkswagen AG, PFC Shares	134	23,874
Vonovia SE	443	21,440
		$603,710

Hong Kong — 1.1%
AIA Group, Ltd.	2,325	$20,352
CK Hutchison Holdings, Ltd.	1,000	10,885
CK Infrastructure Holdings, Ltd.	1,000	7,423
CLP Holdings, Ltd.	1,500	17,146
HK Electric Investments & HK Electric Investments, Ltd.(2)	11,123	11,352
Hong Kong & China Gas Co., Ltd.	5,500	11,231
Power Assets Holdings, Ltd.	1,000	7,075
		$85,464

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Italy — 0.7%
Enel SpA	4,469	$24,896
Telecom Italia SpA(1)	13,983	10,755
UniCredit SpA	923	16,298
		$51,949

Japan — 18.1%
ABC-Mart, Inc.	200	$10,837
Amada Holdings Co., Ltd.	1,000	10,055
Asahi Kasei Corp.	500	6,683
Astellas Pharma, Inc.	300	4,893
Chiba Bank, Ltd. (The)	1,500	10,708
Chubu Electric Power Co., Inc.	600	9,260
Concordia Financial Group, Ltd.	3,300	17,743
COSMOS Pharmaceutical Corp.	100	22,046
Dai-ichi Life Holdings, Inc.	3,860	72,883
Daiwa House REIT Investment Corp.	5	12,369
Electric Power Development Co., Ltd.	300	8,148
Fujitsu, Ltd.	3,000	20,446
Fukuoka Financial Group, Inc.	3,000	16,420
H2O Retailing Corp.	300	4,804
Hitachi Construction Machinery Co., Ltd.	300	9,649
Hokuriku Electric Power Co.(1)	500	5,249
Honda Motor Co., Ltd.	200	6,106
INPEX Corp.	1,500	16,468
Isetan Mitsukoshi Holdings, Ltd.	600	7,251
ITOCHU Corp.	700	12,429
Itochu Techno-Solutions Corp.	700	13,337
J. Front Retailing Co., Ltd.	800	11,727
Japan Prime Realty Investment Corp.	3	10,809
Japan Real Estate Investment Corp.	2	10,476
Japan Retail Fund Investment Corp.	15	27,406
Japan Tobacco, Inc.	400	11,384
Kajima Corp.	2,000	15,605
Kansai Electric Power Co., Inc. (The)	1,300	18,506
KDDI Corp.	1,100	30,621
Kirin Holdings Co., Ltd.	500	12,801
Komatsu, Ltd.	400	11,819
MEIJI Holdings Co., Ltd.	200	15,727
Mitsubishi Chemical Holdings Corp.	1,100	9,635
Mitsubishi Corp.	300	8,386
Mitsubishi Motors Corp.	1,500	11,467
Mitsubishi UFJ Financial Group, Inc.	17,300	106,168
Mitsui Chemicals, Inc.	100	2,693
Mizuho Financial Group, Inc.	42,900	74,573
Nippon Telegraph & Telephone Corp.	300	13,876
Nissan Motor Co., Ltd.	1,200	11,351

Security	Shares	Value

Japan (continued)
Nomura Real Estate Master Fund, Inc.	21	$29,756
NTT Data Corp.	2,000	22,781
NTT DoCoMo, Inc.	1,200	30,894
Obayashi Corp.	2,000	20,880
Ono Pharmaceutical Co., Ltd.	800	18,903
Rakuten, Inc.	1,200	8,459
Resona Holdings, Inc.	14,736	83,814
Sawai Pharmaceutical Co., Ltd.	300	14,183
Seibu Holdings, Inc.	800	13,500
Seven & i Holdings Co., Ltd.	400	16,336
Shikoku Electric Power Co., Inc.	1,000	13,366
Shimizu Corp.	1,500	15,700
Shizuoka Bank, Ltd. (The)	600	5,546
Sony Corp.	500	26,873
Sumitomo Chemical Co., Ltd.	2,000	11,517
Sumitomo Mitsui Financial Group, Inc.	3,300	130,970
Sumitomo Mitsui Trust Holdings, Inc.	100	3,972
Sundrug Co., Ltd.	200	8,011
Suzuki Motor Corp.	300	17,645
T&D Holdings, Inc.	2,700	40,344
Taisei Corp.	200	11,123
Takeda Pharmaceutical Co., Ltd.	600	25,334
Toho Gas Co., Ltd.	400	13,665
Tokyo Electric Power Co. Holdings, Inc.(1)	4,700	22,522
Toray Industries, Inc.	1,100	8,525
Tosoh Corp.	400	6,533
Toyota Motor Corp.	200	13,146
Ube Industries, Ltd.	200	5,384
United Urban Investment Corp.	13	20,214
Yamada Denki Co., Ltd.	1,300	6,448
		$1,379,158

Netherlands — 3.7%
Coca-Cola European Partners PLC	614	$25,321
ING Groep NV	5,914	90,406
Koninklijke Ahold Delhaize NV	918	23,345
Koninklijke Vopak NV	104	4,892
NXP Semiconductors NV(1)	135	12,871
Unilever NV	1,107	63,864
Wolters Kluwer NV	1,027	61,845
		$282,544

New Zealand — 0.2%
Fletcher Building, Ltd.	2,579	$12,359
		$12,359

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Norway — 1.2%
DNB ASA	673	$13,552
Equinor ASA	1,741	46,193
Orkla ASA	828	7,006
Telenor ASA	1,257	24,589
		$91,340

Singapore — 1.6%
Ascendas Real Estate Investment Trust	10,000	$20,237
CapitaLand Mall Trust	7,000	11,127
CapitaLand, Ltd.	3,000	7,127
City Developments, Ltd.	2,000	14,742
Singapore Telecommunications, Ltd.	16,000	37,629
StarHub, Ltd.	4,726	5,979
Suntec Real Estate Investment Trust	10,000	13,548
UOL Group, Ltd.	3,000	15,840
		$126,229

Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	8,358	$61,228
CaixaBank SA	3,471	15,970
Iberdrola SA	5,302	41,223
Industria de Diseno Textil SA	475	15,566
Red Electrica Corp. SA	181	3,836
Repsol SA	2,443	48,457
Telefonica SA	4,663	41,899
		$228,179

Sweden — 0.3%
Essity Aktiebolag, Class B	351	$8,780
Telia Co. AB	2,351	11,309
		$20,089

Switzerland — 10.5%
Adecco Group AG	351	$21,579
Barry Callebaut AG	11	18,740
Geberit AG	85	37,848
Kuehne & Nagel International AG	77	12,289
Nestle SA	2,183	177,900
Novartis AG	1,638	137,464
Roche Holding AG PC	682	167,531
Swiss Prime Site AG(1)	401	36,749
Swiss Re AG	611	56,018
Swisscom AG	168	78,875
Zurich Insurance Group AG	186	57,037
		$802,030

Security	Shares	Value

United Kingdom — 22.8%
Antofagasta PLC	920	$12,083
AstraZeneca PLC	1,285	98,915
Aviva PLC	5,335	34,964
BP PLC	19,205	144,334
British American Tobacco PLC	2,085	114,617
BT Group PLC	13,985	42,781
Centamin PLC	4,802	7,486
GlaxoSmithKline PLC	4,760	98,866
HSBC Holdings PLC	12,645	121,092
Imperial Brands PLC	2,580	98,808
J Sainsbury PLC	18,769	80,487
Kingfisher PLC	2,715	10,555
Legal & General Group PLC	5,950	20,476
Lloyds Banking Group PLC	77,377	63,424
National Grid PLC	2,865	30,607
Randgold Resources, Ltd.	1,552	114,913
Reckitt Benckiser Group PLC	752	67,041
Rio Tinto PLC	865	47,489
Royal Dutch Shell PLC, Class A	4,003	137,170
Royal Dutch Shell PLC, Class B	2,705	94,749
Royal Mail PLC	7,820	48,113
Shire PLC	1,040	59,232
Smith & Nephew PLC	2,381	41,225
Tesco PLC	7,506	25,633
Unilever PLC	400	22,850
Vodafone Group PLC	40,044	97,826
		$1,735,736

United States — 0.1%
Hecla Mining Co.	1,473	$4,714
		$4,714

Total Common Stocks (identified cost $6,905,303)		$7,090,622

19	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Portfolio of Investments — continued

Short-Term Investments — 3.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.16%(3)	274,294	$274,294

Total Short-Term Investments (identified cost $274,294)		$274,294

Total Investments — 96.7% (identified cost $7,179,597)		$7,364,916

Other Assets, Less Liabilities — 3.3%		$254,668

Net Assets — 100.0%		$7,619,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2018, the aggregate value of these securities is $11,352 or 0.1% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2018.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	21.4%	$1,632,554
Consumer Staples	13.2	1,007,801
Health Care	12.7	969,283
Energy	9.7	737,292
Telecommunication Services	9.0	685,064
Materials	7.5	570,162
Industrials	5.5	417,313
Consumer Discretionary	4.9	374,679
Utilities	4.3	329,458
Real Estate	3.8	287,455
Information Technology	1.1	79,561
Total Common Stocks	93.1%	$7,090,622
Short-Term Investments	3.6	274,294
Total Investments	96.7%	$7,364,916

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	90,109	USD	66,744	State Street Bank and Trust Company	9/19/18	$216	$—
CAD	37,378	USD	28,781	State Street Bank and Trust Company	9/19/18	—	(24)
DKK	81,620	USD	12,841	State Street Bank and Trust Company	9/19/18	14	—
DKK	309,695	USD	49,350	State Street Bank and Trust Company	9/19/18	—	(571)
EUR	320,513	USD	380,452	State Street Bank and Trust Company	9/19/18	—	(4,339)
GBP	11,195	USD	14,727	State Street Bank and Trust Company	9/19/18	—	(4)
GBP	23,770	USD	31,302	State Street Bank and Trust Company	9/19/18	—	(40)
GBP	44,260	USD	58,644	State Street Bank and Trust Company	9/19/18	—	(435)
HKD	1,523,876	USD	194,475	State Street Bank and Trust Company	9/19/18	—	(117)
JPY	2,734,516	USD	24,991	State Street Bank and Trust Company	9/19/18	—	(457)
JPY	9,508,996	USD	86,886	State Street Bank and Trust Company	9/19/18	—	(1,571)
JPY	23,713,403	USD	216,451	State Street Bank and Trust Company	9/19/18	—	(3,694)
JPY	26,144,503	USD	239,087	State Street Bank and Trust Company	9/19/18	—	(4,519)
NZD	17,978	USD	12,636	State Street Bank and Trust Company	9/19/18	—	(383)
SEK	1,504,884	USD	176,154	State Street Bank and Trust Company	9/19/18	—	(4,390)
SGD	35,698	USD	26,155	State Street Bank and Trust Company	9/19/18	90	—
USD	537,826	AUD	706,518	State Street Bank and Trust Company	9/19/18	12,816	—
USD	25,968	AUD	35,041	State Street Bank and Trust Company	9/19/18	—	(71)
USD	134,755	CAD	174,946	State Street Bank and Trust Company	9/19/18	159	—

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2018

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	25,051	CAD	32,782	State Street Bank and Trust Company	9/19/18	$—	$(170)
USD	262,052	CHF	256,030	State Street Bank and Trust Company	9/19/18	2,453	—
USD	22,982	EUR	19,467	State Street Bank and Trust Company	9/19/18	138	—
USD	38,196	EUR	32,500	State Street Bank and Trust Company	9/19/18	58	—
USD	73,641	EUR	62,794	State Street Bank and Trust Company	9/19/18	—	(46)
USD	525,490	GBP	391,654	State Street Bank and Trust Company	9/19/18	10,402	—
USD	73,341	NOK	586,271	State Street Bank and Trust Company	9/19/18	1,328	—
USD	85,194	SGD	113,491	State Street Bank and Trust Company	9/19/18	1,756	—
ILS	122,909	USD	34,512	State Street Bank and Trust Company	9/20/18	—	(934)

						$29,430	$(21,765)

Abbreviations:

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
DKK	–	Danish Krone
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar

ILS	–	Israeli Shekel
JPY	–	Japanese Yen
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Statements of Assets and Liabilities

	July 31, 2018
Assets	Global Equity Fund	International Equity Fund
Unaffiliated investments, at value (identified cost, $72,727,436 and $6,905,303, respectively)	$79,182,714	$7,090,622
Affiliated investment, at value (identified cost, $4,094,934 and $274,294, respectively)	4,094,934	274,294
Cash	1,074,504	79,258
Foreign currency, at value (identified cost, $1,625,381 and $178,651, respectively)	1,597,783	175,526
Dividends receivable	138,698	15,427
Dividends receivable from affiliated investment	5,748	368
Receivable for investments sold	1,495,809	188,007
Receivable for Fund shares sold	13,873	—
Receivable for open forward foreign currency exchange contracts	248,249	29,430
Tax reclaims receivable	150,132	31,612
Receivable from affiliates	16,958	11,829
Total assets	$88,019,402	$7,896,373

Liabilities
Payable for investments purchased	$1,411,522	$172,276
Payable for Fund shares redeemed	79,961	15,875
Payable for open forward foreign currency exchange contracts	115,551	21,765
Payable to affiliates:
Investment adviser and administration fee	58,465	5,107
Distribution and service fees	5,068	234
Accrued expenses	96,147	61,532
Total liabilities	$1,766,714	$276,789
Net Assets	$86,252,688	$7,619,584

Sources of Net Assets
Paid-in capital	$75,463,016	$7,178,968
Accumulated undistributed net investment income	1,273,671	128,475
Accumulated net realized gain	2,961,125	123,559
Net unrealized appreciation	6,554,876	188,582
Total	$86,252,688	$7,619,584

Class A Shares
Net Assets	$12,181,005	$1,112,812
Shares Outstanding	949,405	96,025
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.83	$11.59
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$13.61	$12.30

Class C Shares
Net Assets	$3,039,723	$—
Shares Outstanding	238,783	—
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$12.73	$—

Class I Shares
Net Assets	$71,031,960	$6,506,772
Shares Outstanding	5,523,083	558,898
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$12.86	$11.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Statements of Operations

	Year Ended July 31, 2018
Investment Income	Global Equity Fund	International Equity Fund
Dividends (net of foreign taxes, $134,840 and $24,541, respectively)	$2,676,158	$235,205
Interest	11,021	373
Dividends from affiliated investment	116,697	7,621
Total investment income	$2,803,876	$243,199

Expenses
Investment adviser and administration fee	$805,190	$63,155
Distribution and service fees
Class A	32,286	2,676
Class C	28,988	—
Trustees’ fees and expenses	4,616	822
Custodian fee	90,349	60,946
Transfer and dividend disbursing agent fees	42,443	3,420
Legal and accounting services	46,526	37,959
Printing and postage	16,032	7,262
Registration fees	50,778	32,130
Miscellaneous	39,022	12,728
Total expenses	$1,156,230	$221,098
Deduct —
Allocation of expenses to affiliates	$186,455	$147,612
Total expense reductions	$186,455	$147,612

Net expenses	$969,775	$73,486

Net investment income	$1,834,101	$169,713

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,062,664	$445,479
Investment transactions — affiliated investment	(2,744)	(114)
Financial futures contracts	604,576	11,096
Foreign currency transactions	36,572	(522)
Forward foreign currency exchange contracts	474,741	21,499
Net realized gain	$6,175,809	$477,438
Change in unrealized appreciation (depreciation) —
Investments	$(3,054,752)	$(601,978)
Investments — affiliated investment	—	5
Financial futures contracts	(140,460)	351
Foreign currency	(68,264)	(8,793)
Forward foreign currency exchange contracts	121,745	5,537
Net change in unrealized appreciation (depreciation)	$(3,141,731)	$(604,878)

Net realized and unrealized gain (loss)	$3,034,078	$(127,440)

Net increase in net assets from operations	$4,868,179	$42,273

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Statements of Changes in Net Assets

	Year Ended July 31, 2018
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$1,834,101	$169,713
Net realized gain	6,175,809	477,438
Net change in unrealized appreciation (depreciation)	(3,141,731)	(604,878)
Net increase in net assets from operations	$4,868,179	$42,273
Distributions to shareholders —
From net investment income
Class A	$(186,864)	$(22,401)
Class C	(20,989)	—
Class I	(1,448,256)	(151,042)
From net realized gain
Class A	(550,341)	—
Class C	(118,345)	—
Class I	(3,648,965)	—
Total distributions to shareholders	$(5,973,760)	$(173,443)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,703,771	$363,552
Class C	289,061	—
Class I	15,040,130	442,574
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	737,205	22,401
Class C	139,334	—
Class I	4,616,826	14,366
Cost of shares redeemed
Class A	(5,034,793)	(310,840)
Class C	(83,221)	—
Class I	(34,084,687)	(993,272)
Net decrease in net assets from Fund share transactions	$(14,676,374)	$(461,219)

Net decrease in net assets	$(15,781,955)	$(592,389)

Net Assets
At beginning of year	$102,034,643	$8,211,973
At end of year	$86,252,688	$7,619,584

Accumulated undistributed net investment income included in net assets
At end of year	$1,273,671	$128,475

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2017
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund
From operations —
Net investment income	$1,182,884	$120,325
Net realized gain	4,423,452	235,139
Net change in unrealized appreciation (depreciation)	2,407,381	542,153
Net increase in net assets from operations	$8,013,717	$897,617
Distributions to shareholders —
From net investment income
Class A	$(48,263)	$(15,359)
Class C	(14,706)	—
Class I	(443,903)	(111,561)
From net realized gain
Class A	(314,703)	—
Class C	(68,565)	—
Class I	(2,049,405)	—
Total distributions to shareholders	$(2,939,545)	$(126,920)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,513,515	$727,426
Class C	2,554,315	—
Class I	48,246,987	853,204
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	362,966	15,353
Class C	83,271	—
Class I	834,539	7,520
Cost of shares redeemed
Class A	(4,727,439)	(598,717)
Class C	(16,103)	—
Class I	(24,079,613)	(81,998)
Net increase in net assets from Fund share transactions	$32,772,438	$922,788

Net increase in net assets	$37,846,610	$1,693,485

Net Assets
At beginning of year	$64,188,033	$6,518,488
At end of year	$102,034,643	$8,211,973

Accumulated undistributed net investment income included in net assets
At end of year	$1,090,844	$118,391

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Financial Highlights

	Global Equity Fund — Class A
	Year Ended July 31,
	2018		2017		2016		2015		2014
Net asset value — Beginning of year	$12.890		$12.290		$12.120		$12.160		$11.400

Income (Loss) From Operations
Net investment income(1)	$0.209		$0.148		$0.163		$0.153		$0.199
Net realized and unrealized gain	0.465		0.890		0.716		0.361		1.050

Total income from operations	$0.674		$1.038		$0.879		$0.514		$1.249

Less Distributions
From net investment income	$(0.186)		$(0.058)		$(0.237)		$(0.174)		$(0.144)
From net realized gain	(0.548)		(0.380)		(0.472)		(0.380)		(0.345)

Total distributions	$(0.734)		$(0.438)		$(0.709)		$(0.554)		$(0.489)

Net asset value — End of year	$12.830		$12.890		$12.290		$12.120		$12.160

Total Return(2)	5.16	%(3)	8.80	%(3)	7.95	%(3)	4.30	%(3)	11.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,181		$12,841		$7,041		$8,861		$12,425
Ratios (as a percentage of average daily net assets):
Expenses	1.15	%(3)(4)(5)	1.17	%(3)(4)	1.20	%(3)	1.30	%(3)	1.40%
Net investment income	1.62%		1.20%		1.42%		1.26%		1.68%
Portfolio Turnover	95%		109%		83%		87%		84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.20%, 0.19% and 0.13% of average daily net assets for the years ended July 31, 2018, 2017, 2016 and 2015 respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(5)	Includes interest expense of 0.01%.

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Financial Highlights — continued

	Global Equity Fund — Class C
	Year Ended July 31, 2018		Period Ended July 31, 2017(1)
Net asset value — Beginning of period	$12.810		$11.920

Income (Loss) From Operations
Net investment income(2)	$0.115		$0.045
Net realized and unrealized gain	0.450		1.306

Total income from operations	$0.565		$1.351

Less Distributions
From net investment income	$(0.097)		$(0.081)
From net realized gain	(0.548)		(0.380)

Total distributions	$(0.645)		$(0.461)

Net asset value — End of period	$12.730		$12.810

Total Return(3)(4)	4.39%		11.61	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,040		$2,713
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.90	%(7)	1.91	%(8)
Net investment income	0.91%		0.55	%(8)
Portfolio Turnover	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.19% and 0.21% of average daily net assets for the year ended July 31, 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended 2017, respectively).

(7)	Includes interest expense of 0.01%.

(8)	Annualized.

(9)	For the year ended July 31, 2017.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Financial Highlights — continued

	Global Equity Fund — Class I
	Year Ended July 31,
	2018		2017		2016		2015		2014
Net asset value — Beginning of year	$12.920		$12.310		$12.150		$12.200		$11.430

Income (Loss) From Operations
Net investment income(1)	$0.242		$0.181		$0.191		$0.188		$0.227
Net realized and unrealized gain	0.463		0.891		0.715		0.353		1.055

Total income from operations	$0.705		$1.072		$0.906		$0.541		$1.282

Less Distributions
From net investment income	$(0.217)		$(0.082)		$(0.274)		$(0.211)		$(0.167)
From net realized gain	(0.548)		(0.380)		(0.472)		(0.380)		(0.345)

Total distributions	$(0.765)		$(0.462)		$(0.746)		$(0.591)		$(0.512)

Net asset value — End of year	$12.860		$12.920		$12.310		$12.150		$12.200

Total Return(2)	5.40	%(3)	9.08	%(3)	8.21	%(3)	4.53	%(3)	11.40%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$71,032		$86,481		$57,147		$58,161		$42,075
Ratios (as a percentage of average daily net assets):
Expenses	0.90	%(3)(4)(5)	0.92	%(3)(4)	0.95	%(3)	1.02	%(3)	1.15%
Net investment income	1.88%		1.47%		1.66%		1.54%		1.91%
Portfolio Turnover	95%		109%		83%		87%		84%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 0.19%, 0.20%, 0.19% and 0.14% of average daily net assets for the years ended July 31, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(5)	Includes interest expense of 0.01%.

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Financial Highlights — continued

	International Equity Fund — Class A
	Year Ended July 31,
	2018		2017		2016	2015	2014
Net asset value — Beginning of year	$11.780		$10.640		$11.180	$11.660	$11.220

Income (Loss) From Operations
Net investment income(1)	$0.233		$0.156		$0.160	$0.160	$0.319	(2)
Net realized and unrealized gain (loss)	(0.177)		1.169		(0.538)	(0.268)	0.845

Total income (loss) from operations	$0.056		$1.325		$(0.378)	$(0.108)	$1.164

Less Distributions
From net investment income	$(0.246)		$(0.185)		$(0.054)	$(0.219)	$(0.256)
From net realized gain	—		—		(0.108)	(0.153)	(0.468)

Total distributions	$(0.246)		$(0.185)		$(0.162)	$(0.372)	$(0.724)

Net asset value — End of year	$11.590		$11.780		$10.640	$11.180	$11.660

Total Return(3)(4)	0.46%		12.69%		(3.31)%	(0.70)%	10.34%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,113		$1,057		$818	$883	$503
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15	%(5)(6)	1.18	%(5)	1.20%	1.31%	1.40%
Net investment income	1.98%		1.44%		1.55%	1.43%	2.74	%(2)
Portfolio Turnover	98%		107%		88%	95%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.120 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.70%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.87%, 2.08%, 1.88%, 1.62% and 1.71% of average daily net assets for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Financial Highlights — continued

	International Equity Fund — Class I
	Year Ended July 31,
	2018		2017		2016	2015	2014
Net asset value — Beginning of year	$11.830		$10.680		$11.230	$11.700	$11.250

Income (Loss) From Operations
Net investment income(1)	$0.257		$0.191		$0.177	$0.176	$0.321	(2)
Net realized and unrealized gain (loss)	(0.173)		1.168		(0.538)	(0.250)	0.864

Total income (loss) from operations	$0.084		$1.359		$(0.361)	$(0.074)	$1.185

Less Distributions
From net investment income	$(0.274)		$(0.209)		$(0.081)	$(0.243)	$(0.267)
From net realized gain	—		—		(0.108)	(0.153)	(0.468)

Total distributions	$(0.274)		$(0.209)		$(0.189)	$(0.396)	$(0.735)

Net asset value — End of year	$11.640		$11.830		$10.680	$11.230	$11.700

Total Return(3)(4)	0.60%		13.09%		(3.13)%	(0.48)%	10.70%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,507		$7,155		$5,701	$8,832	$8,765
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.90	%(5)(6)	0.93	%(5)	0.95%	1.08%	1.15%
Net investment income	2.18%		1.75%		1.70%	1.57%	2.75	%(2)
Portfolio Turnover	98%		107%		88%	95%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.104 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.86%.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 1.87%, 2.07%, 1.88%, 1.61% and 1.71% of average daily net assets for the years ended July 31, 2018, 2017, 2016, 2015 and 2014, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. The International Equity Fund offers two classes of shares and the Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

31

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2018, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

32

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2018 and July 31, 2017 was as follows:

	Year Ended July 31, 2018
	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$4,123,678	$173,443
Long-term capital gains	$1,850,082	$—

	Year Ended July 31, 2017
	Global Equity Fund	International Equity Fund

Distributions declared from:
Ordinary income	$1,690,196	$126,920
Long-term capital gains	$1,249,349	$—

During the year ended July 31, 2018, the following amounts were reclassified due to the Funds’ use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), investments in passive foreign investment companies (PFICs), distributions from real estate investment trusts (REITs), dividend redesignations and investments in partnerships. Tax equalization accounting allows a Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.

	Global Equity Fund	International Equity Fund

Change in:
Paid-in capital	$744,379	$32,126
Accumulated net realized gain	$(749,214)	$(45,940)
Accumulated undistributed net investment income	$4,835	$13,814

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund

Undistributed ordinary income	$1,428,845	$193,035
Undistributed long-term capital gains	$3,454,188	$109,010
Net unrealized appreciation	$5,906,639	$138,571

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, foreign currency transactions, investments in partnerships, distributions from REITs and investments in PFICs.

33

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at July 31, 2018, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$77,345,621	$7,223,115

Gross unrealized appreciation	$8,919,322	$475,341
Gross unrealized depreciation	(2,979,583)	(332,368)

Net unrealized appreciation	$5,939,739	$142,973

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the year ended July 31, 2018, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$805,190	$63,155
Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of each Fund to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to each Fund. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding interest expense, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2018. Pursuant to these agreements, EVM and Hexavest were allocated $186,455 and $147,612 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the year ended July 31, 2018.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2018 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$2,675	$933
EVD’s Class A Sales Charges	$7,813	$1,106

34

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2018 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$32,286	$2,676

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2018, Global Equity Fund paid or accrued to EVD $21,741 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2018 amounted to $7,247 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2018, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2018 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$83,236,743	$6,951,938
Sales	$95,362,491	$7,244,132

35

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Year Ended July 31, 2018
	Class A	Class C	Class I

Sales	286,532	22,601	1,160,752
Issued to shareholders electing to receive payments of distributions in Fund shares	57,594	10,920	360,408
Redemptions	(390,686)	(6,549)	(2,690,644)

Net increase (decrease)	(46,560)	26,972	(1,169,484)

	Year Ended July 31, 2017
	Class A	Class C(1)	Class I

Sales	777,875	206,150	3,920,486
Issued to shareholders electing to receive payments of distributions in Fund shares	30,272	6,963	69,545
Redemptions	(385,012)	(1,302)	(1,939,522)

Net increase	423,135	211,811	2,050,509

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

At July 31, 2018, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 47.0% of the value of the outstanding shares of Global Equity Fund.

International Equity Fund
	Year Ended July 31, 2018
	Class A	Class I

Sales	30,724	36,687
Issued to shareholders electing to receive payments of distributions in Fund shares	1,911	1,222
Redemptions	(26,347)	(83,687)

Net increase (decrease)	6,288	(45,778)

	Year Ended July 31, 2017
	Class A	Class I

Sales	67,229	77,672
Issued to shareholders electing to receive payments of distributions in Fund shares	1,483	725
Redemptions	(55,801)	(7,348)

Net increase	12,911	71,049

At July 31, 2018, EVM owned 76.2% of the value of the outstanding shares of International Equity Fund.

36

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2018 is included in the Portfolio of Investments. At July 31, 2018, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: During the year ended July 31, 2018, the Funds entered into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At July 31, 2018, the fair values of derivatives with credit-related contingent features in a liability position were as follows:

Global Equity Fund	International Equity Fund

$115,551	$21,765

At July 31, 2017, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2018 was as follows:

Global Equity Fund
	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$248,249	(1)	$(115,551	)(2)

37

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

International Equity Fund
	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$29,430	(1)	$(21,765	)(2)

(1)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

Each Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of July 31, 2018.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$248,249	$(115,551)	$—	$—	$132,698

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(115,551)	$115,551	$—	$—	$—

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$29,430	$(21,765)	$—	$—	$7,665

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(21,765)	$21,765	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

38

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended July 31, 2018 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$604,576	$(140,460)
Foreign Exchange	Forward foreign currency exchange contracts	474,741	121,745

Total		$1,079,317	$(18,715)

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$11,096	$351
Foreign Exchange	Forward foreign currency exchange contracts	21,499	5,537

Total		$32,595	$5,888

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$4,408,000	$234,000
Forward Foreign Currency Exchange Contracts*	$37,097,000	$4,617,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended July 31, 2018.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

39

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2018, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$—	$11,468,841	$—	$11,468,841
Developed Europe	528,687	23,779,212	—	24,307,899
North America	43,405,974	—	—	43,405,974

Total Common Stocks	$43,934,661	$35,248,053 *	$—	$79,182,714
Short-Term Investments	$—	$4,094,934	$—	$4,094,934

Total Investments	$43,934,661	$39,342,987	$—	$83,277,648
Forward Foreign Currency Exchange Contracts	$—	$248,249	$—	$248,249

Total	$43,934,661	$39,591,236	$—	$83,525,897

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(115,551)	$—	$(115,551)

Total	$—	$(115,551)	$—	$(115,551)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

40

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Notes to Financial Statements — continued

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Asia/Pacific	$—	$2,135,396	$—	$2,135,396
Developed Europe	45,740	4,749,968	—	4,795,708
North America	159,518	—	—	159,518

Total Common Stocks	$205,258	$6,885,364 *	$—	$7,090,622
Short-Term Investments	$—	$274,294	$—	$274,294

Total Investments	$205,258	$7,159,658	$—	$7,364,916
Forward Foreign Currency Exchange Contracts	$—	$29,430	$—	$29,430

Total	$205,258	$7,189,088	$—	$7,394,346

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(21,765)	$—	$(21,765)

Total	$—	$(21,765)	$—	$(21,765)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At July 31, 2018, the value of investments transferred between Level 1 and Level 2 during the year then ended was not significant for each Fund.

41

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (collectively the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of July 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

42

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2019 will show the tax status of all distributions paid to your account in calendar year 2018. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2018, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Global Equity Fund	$2,458,881
International Equity Fund	$232,516

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2018 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Global Equity Fund	25.62%

Foreign Tax Credit.  For the fiscal year ended July 31, 2018, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income
International Equity Fund	$24,343	$256,717

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended July 31, 2018, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

Global Equity Fund	$5,148,939
International Equity Fund	$119,740

43

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Hexavest Equity Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (together, the “Funds”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreements with Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including, with respect to Eaton Vance Hexavest Global Equity Fund, recent changes to such personnel. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies (i) domiciled in developed countries, including the United States, with respect to Eaton Vance Hexavest Global Equity Fund and (ii) located or traded in Europe, Australasia, and the Far East, with respect to Eaton Vance Hexavest International Equity Fund. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure,

45

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, and, for Eaton Vance Hexavest Global Equity Fund, a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2017 for each Fund. In this regard, with respect to the Eaton Vance Hexavest Global Equity Fund, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and lower than the median performance of the Fund’s custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. With respect to the Eaton Vance Hexavest International Equity Fund, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as each Fund, respectively. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to each Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between each Fund and other types of clients. The Board considered factors that had an impact on Fund expense ratios relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

46

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

47

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

48

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

49

Eaton Vance

Hexavest Equity Funds

July 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

50

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

51

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec

Canada   H3B 4W8

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21894    7.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 15 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2017 and July 31, 2018 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/17	7/31/18
Audit Fees	$31,300	$30,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,667	$13,167
All Other Fees(3)	$0	$0

Total	$42,967	$44,117

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/17	7/31/18
Audit Fees	$27,750	$27,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,367	$11,117
All Other Fees(3)	$0	$0

Total	$36,117	$38.867

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30, November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18
Audit Fees	$162,040	$87,580	$81,150	$55,260	$59,050	$162,040	$87,580	$81,150	$55,260	$58,700
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$220,694	$124,566	$124,650	$75,464	$79,084	$221,412	$123,288	$119,169	$75,240	$82,984

*	Series commenced operations on December 16, 2015.
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	8/31/16	9/30/16	11/30/16*	2/28/17	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18

Registrant(1)	$58,654	$36,986	$43,500	$20,204	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284
Eaton Vance(2)	$56,434	$56,434	$48,500	$46,000	$148,018	$148,018	$148,018	$148,018	$148,018	$51,855

*	Series commenced operations on December 16, 2015.
(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 24, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 24, 2018